Shareholder Report, Holdings (Details)	May 31, 2024
C000209574 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209574 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209574 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209574 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209574 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209574 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209574 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209574 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209574 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209574 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209574 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000209574 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000209574 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209574 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209574 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209574 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000209576 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209576 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209576 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209576 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209576 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209576 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209576 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209576 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209576 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209576 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209576 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000209576 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000209576 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209576 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209576 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209576 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000209583 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000209583 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209583 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209583 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209583 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000209583 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209583 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209583 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209583 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209583 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209583 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
C000209583 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000209583 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000209583 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000209583 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
C000209566 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209566 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209566 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209566 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209566 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209566 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209566 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209566 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209566 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209566 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209566 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000209566 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000209566 [Member] | Sectors each less than 1 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209566 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209566 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000209566 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209566 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000209568 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209568 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209568 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209568 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209568 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209568 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209568 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209568 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209568 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209568 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209568 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000209568 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000209568 [Member] | Sectors each less than 1 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209568 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209568 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000209568 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209568 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000209565 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209565 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209565 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209565 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209565 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209565 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209565 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209565 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209565 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209565 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209565 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000209565 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000209565 [Member] | Sectors each less than 1 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209565 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209565 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000209565 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209565 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000209582 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209582 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209582 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209582 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209582 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209582 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209582 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209582 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209582 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209582 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209582 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000209582 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000209582 [Member] | Sectors each less than 1 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209582 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000209582 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209582 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000209587 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000209587 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209587 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209587 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209587 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000209587 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209587 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209587 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209587 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209587 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209587 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
C000209587 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000209587 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000209587 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000209587 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
C000209569 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209569 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209569 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209569 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209569 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209569 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209569 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209569 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209569 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209569 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209569 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000209569 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000209569 [Member] | Sectors each less than 1 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209569 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209569 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000209569 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209569 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000209575 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209575 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209575 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209575 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209575 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209575 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209575 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209575 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209575 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209575 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209575 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000209575 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000209575 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209575 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209575 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209575 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000209584 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000209584 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209584 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209584 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209584 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000209584 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209584 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209584 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209584 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209584 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209584 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
C000209584 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000209584 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000209584 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000209584 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
C000209570 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209570 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209570 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209570 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209570 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209570 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209570 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209570 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209570 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209570 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209570 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000209570 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000209570 [Member] | Sectors each less than 1 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209570 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209570 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000209570 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209570 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000209577 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209577 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209577 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209577 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209577 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209577 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209577 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209577 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209577 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209577 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209577 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000209577 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000209577 [Member] | Sectors each less than 1 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209577 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000209577 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209577 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000209578 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209578 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209578 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209578 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209578 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209578 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209578 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209578 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209578 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209578 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209578 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000209578 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000209578 [Member] | Sectors each less than 1 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209578 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000209578 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209578 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000209572 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209572 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209572 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209572 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209572 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209572 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209572 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209572 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209572 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209572 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209572 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000209572 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000209572 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209572 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209572 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209572 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000209573 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209573 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209573 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209573 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209573 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209573 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209573 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209573 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209573 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209573 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209573 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000209573 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000209573 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209573 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209573 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209573 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000209586 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000209586 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209586 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209586 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209586 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000209586 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209586 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209586 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209586 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209586 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209586 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
C000209586 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000209586 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000209586 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000209586 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
C000209588 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000209588 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209588 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209588 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209588 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000209588 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209588 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209588 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209588 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209588 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209588 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
C000209588 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000209588 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000209588 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000209588 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
C000209567 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209567 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209567 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209567 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209567 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209567 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209567 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209567 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209567 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209567 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209567 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000209567 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000209567 [Member] | Sectors each less than 1 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209567 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209567 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000209567 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209567 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000209571 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209571 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209571 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209571 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209571 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209571 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209571 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209571 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209571 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209571 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209571 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000209571 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000209571 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209571 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209571 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209571 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000209581 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209581 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209581 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209581 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209581 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209581 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209581 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209581 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209581 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209581 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209581 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000209581 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000209581 [Member] | Sectors each less than 1 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209581 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000209581 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209581 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000209585 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000209585 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209585 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209585 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000209585 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000209585 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209585 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209585 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209585 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000209585 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209585 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
C000209585 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000209585 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000209585 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000209585 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
C000209579 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209579 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209579 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209579 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209579 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209579 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209579 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209579 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209579 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209579 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209579 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000209579 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000209579 [Member] | Sectors each less than 1 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209579 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000209579 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209579 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000209580 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209580 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209580 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209580 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209580 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209580 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209580 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209580 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209580 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209580 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209580 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000209580 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000209580 [Member] | Sectors each less than 1 Percent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209580 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000209580 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209580 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%